Average Annual Total Returns		12 Months Ended	13 Months Ended		14 Months Ended	23 Months Ended		25 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
WisdomTree Floating Rate Treasury Digital Fund | Solactive US Treasury Floating Rate Note Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.50%					5.38%
Performance Inception Date	Jan. 19, 2023
WisdomTree Floating Rate Treasury Digital Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%					1.58%
Performance Inception Date	Jan. 19, 2023
WisdomTree Floating Rate Treasury Digital Fund | WisdomTree Floating Rate Treasury Digital Fund
Prospectus [Line Items]
Average Annual Return, Percent		5.42%					5.33%
Performance Inception Date	Jan. 19, 2023
WisdomTree Floating Rate Treasury Digital Fund | WisdomTree Floating Rate Treasury Digital Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.30%					3.20%
Performance Inception Date	Jan. 19, 2023
WisdomTree Floating Rate Treasury Digital Fund | WisdomTree Floating Rate Treasury Digital Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.18%					3.16%
Performance Inception Date	Jan. 19, 2023
WisdomTree Short-Term Treasury Digital Fund | Solactive US 1-3 Year Treasury Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.09%						4.01%
Performance Inception Date	Dec. 14, 2022
WisdomTree Short-Term Treasury Digital Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%						2.26%
Performance Inception Date	Dec. 14, 2022
WisdomTree Short-Term Treasury Digital Fund | WisdomTree Short-Term Treasury Digital Fund
Prospectus [Line Items]
Average Annual Return, Percent		3.93%						3.77%
Performance Inception Date	Dec. 14, 2022
WisdomTree Short-Term Treasury Digital Fund | WisdomTree Short-Term Treasury Digital Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.29%						2.10%
Performance Inception Date	Dec. 14, 2022
WisdomTree Short-Term Treasury Digital Fund | WisdomTree Short-Term Treasury Digital Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.31%						2.17%
Performance Inception Date	Dec. 14, 2022
WisdomTree 3-7 Year Treasury Digital Fund | Solactive US 3-7 Year Treasury Bond Index (Reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		1.98%				1.92%
Performance Inception Date	Jan. 18, 2023
WisdomTree 3-7 Year Treasury Digital Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%				1.58%
Performance Inception Date	Jan. 18, 2023
WisdomTree 3-7 Year Treasury Digital Fund | WisdomTree 3-7 Year Treasury Digital Fund
Prospectus [Line Items]
Average Annual Return, Percent		1.64%				1.76%
Performance Inception Date	Jan. 18, 2023
WisdomTree 3-7 Year Treasury Digital Fund | WisdomTree 3-7 Year Treasury Digital Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.13%				0.27%
Performance Inception Date	Jan. 18, 2023
WisdomTree 3-7 Year Treasury Digital Fund | WisdomTree 3-7 Year Treasury Digital Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.97%				0.72%
Performance Inception Date	Jan. 18, 2023
WisdomTree 7-10 Year Treasury Digital Fund | Solactive US 7-10 Year Treasury Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(0.53%)				(0.57%)
Performance Inception Date	Jan. 18, 2023
WisdomTree 7-10 Year Treasury Digital Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%				1.58%
Performance Inception Date	Jan. 18, 2023
WisdomTree 7-10 Year Treasury Digital Fund | WisdomTree 7-10 Year Treasury Digital Fund
Prospectus [Line Items]
Average Annual Return, Percent		(0.63%)				(0.61%)
Performance Inception Date	Jan. 18, 2023
WisdomTree 7-10 Year Treasury Digital Fund | WisdomTree 7-10 Year Treasury Digital Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.12%)				(2.06%)
Performance Inception Date	Jan. 18, 2023
WisdomTree 7-10 Year Treasury Digital Fund | WisdomTree 7-10 Year Treasury Digital Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.36%)				(1.06%)
Performance Inception Date	Jan. 18, 2023
WisdomTree Long-Term Treasury Digital Fund | Solactive US 20+ Year Treasury Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(7.68%)				(6.77%)
Performance Inception Date	Jan. 18, 2023
WisdomTree Long-Term Treasury Digital Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%				1.58%
Performance Inception Date	Jan. 18, 2023
WisdomTree Long-Term Treasury Digital Fund | WisdomTree Long-Term Treasury Digital Fund
Prospectus [Line Items]
Average Annual Return, Percent		(7.74%)				(6.65%)
Performance Inception Date	Jan. 18, 2023
WisdomTree Long-Term Treasury Digital Fund | WisdomTree Long-Term Treasury Digital Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(9.29%)				(8.17%)
Performance Inception Date	Jan. 18, 2023
WisdomTree Long-Term Treasury Digital Fund | WisdomTree Long-Term Treasury Digital Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(4.54%)				(5.61%)
Performance Inception Date	Jan. 18, 2023
WisdomTree TIPS Digital Fund | Solactive US Treasury Inflation-Linked Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.13%				1.99%
Performance Inception Date	Jan. 18, 2023
WisdomTree TIPS Digital Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%				1.58%
Performance Inception Date	Jan. 18, 2023
WisdomTree TIPS Digital Fund | WisdomTree TIPS Digital Fund
Prospectus [Line Items]
Average Annual Return, Percent		1.71%				1.67%
Performance Inception Date	Jan. 18, 2023
WisdomTree TIPS Digital Fund | WisdomTree TIPS Digital Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.03%				(0.24%)
Performance Inception Date	Jan. 18, 2023
WisdomTree TIPS Digital Fund | WisdomTree TIPS Digital Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.02%				0.47%
Performance Inception Date	Jan. 18, 2023
WisdomTree 500 Digital Fund | WisdomTree 500 Index (TR) (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		26.88%				26.36%
Performance Inception Date	Jan. 18, 2023
WisdomTree 500 Digital Fund | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%				24.82%
Performance Inception Date	Jan. 18, 2023
WisdomTree 500 Digital Fund | WisdomTree 500 Digital Fund
Prospectus [Line Items]
Average Annual Return, Percent		26.79%				26.33%
Performance Inception Date	Jan. 18, 2023
WisdomTree 500 Digital Fund | WisdomTree 500 Digital Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.43%				25.92%
Performance Inception Date	Jan. 18, 2023
WisdomTree 500 Digital Fund | WisdomTree 500 Digital Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.09%				20.49%
Performance Inception Date	Jan. 18, 2023
WisdomTree Technology and Innovation 100 Digital Fund | WisdomTree Technology and Innovation 100 Index (TR) (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		36.09%				44.47%
Performance Inception Date	Jan. 18, 2023
WisdomTree Technology and Innovation 100 Digital Fund | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%				24.82%
Performance Inception Date	Jan. 18, 2023
WisdomTree Technology and Innovation 100 Digital Fund | WisdomTree Technology and Innovation 100 Digital Fund
Prospectus [Line Items]
Average Annual Return, Percent		35.89%				44.50%
Performance Inception Date	Jan. 18, 2023
WisdomTree Technology and Innovation 100 Digital Fund | WisdomTree Technology and Innovation 100 Digital Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		35.61%				43.02%
Performance Inception Date	Jan. 18, 2023
WisdomTree Technology and Innovation 100 Digital Fund | WisdomTree Technology and Innovation 100 Digital Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		21.39%				34.46%
Performance Inception Date	Jan. 18, 2023
WisdomTree Short-Duration Income Digital Fund | Bloomberg U.S. Short Aggregate Enhanced Yield Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.49%				4.17%
Performance Inception Date	Jan. 18, 2023
WisdomTree Short-Duration Income Digital Fund | Bloomberg U.S. Short Aggregate Composite Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.77%				3.63%
Performance Inception Date	Jan. 18, 2023
WisdomTree Short-Duration Income Digital Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%				1.58%
Performance Inception Date	Jan. 18, 2023
WisdomTree Short-Duration Income Digital Fund | WisdomTree Short-Duration Income Digital Fund
Prospectus [Line Items]
Average Annual Return, Percent		4.77%				4.77%
Performance Inception Date	Jan. 18, 2023
WisdomTree Short-Duration Income Digital Fund | WisdomTree Short-Duration Income Digital Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.93%				3.00%
Performance Inception Date	Jan. 18, 2023
WisdomTree Short-Duration Income Digital Fund | WisdomTree Short-Duration Income Digital Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.81%				2.89%
Performance Inception Date	Jan. 18, 2023
WisdomTree Siegel Global Equity Digital Fund | MSCI ACWI Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.76%		15.39%
Performance Inception Date	Dec. 05, 2023
WisdomTree Siegel Global Equity Digital Fund | MSCI AC World Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.49%		21.57%
Performance Inception Date	Dec. 05, 2023
WisdomTree Siegel Global Equity Digital Fund | WisdomTree Siegel Global Equity Digital Fund
Prospectus [Line Items]
Average Annual Return, Percent		11.89%		16.74%
Performance Inception Date	Dec. 05, 2023
WisdomTree Siegel Global Equity Digital Fund | WisdomTree Siegel Global Equity Digital Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.16%		15.92%
Performance Inception Date	Dec. 05, 2023
WisdomTree Siegel Global Equity Digital Fund | WisdomTree Siegel Global Equity Digital Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.53%		12.73%
Performance Inception Date	Dec. 05, 2023
WisdomTree Siegel Moderate Digital Fund | 60% MSCI ACWI Value Index/40% Bloomberg U.S. Aggregate Bond Index Composite (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.91%	10.60%
Performance Inception Date	Dec. 06, 2023
WisdomTree Siegel Moderate Digital Fund | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	28.31%
Performance Inception Date	Dec. 06, 2023
WisdomTree Siegel Moderate Digital Fund | WisdomTree Siegel Moderate Digital Fund
Prospectus [Line Items]
Average Annual Return, Percent		7.42%	11.33%
Performance Inception Date	Dec. 06, 2023
WisdomTree Siegel Moderate Digital Fund | WisdomTree Siegel Moderate Digital Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.19%	9.97%
Performance Inception Date	Dec. 06, 2023
WisdomTree Siegel Moderate Digital Fund | WisdomTree Siegel Moderate Digital Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.68%	8.25%
Performance Inception Date	Dec. 06, 2023
WisdomTree Siegel Longevity Digital Fund | 75% MSCI ACWI Value Index/25% Bloomberg U.S. Aggregate Bond Index Composite (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.35%		12.38%
Performance Inception Date	Dec. 05, 2023
WisdomTree Siegel Longevity Digital Fund | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		28.31%
Performance Inception Date	Dec. 05, 2023
WisdomTree Siegel Longevity Digital Fund | WisdomTree Siegel Longevity Digital Fund
Prospectus [Line Items]
Average Annual Return, Percent		9.05%		13.10%
Performance Inception Date	Dec. 05, 2023
WisdomTree Siegel Longevity Digital Fund | WisdomTree Siegel Longevity Digital Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.88%		11.79%
Performance Inception Date	Dec. 05, 2023
WisdomTree Siegel Longevity Digital Fund | WisdomTree Siegel Longevity Digital Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.75%		9.68%
Performance Inception Date	Dec. 05, 2023
WisdomTree Treasury Money Market Digital Fund | ICE US 1-Month Treasury Bill Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.24%			5.26%
Performance Inception Date	Nov. 07, 2023
WisdomTree Treasury Money Market Digital Fund | WisdomTree Treasury Money Market Digital Fund
Prospectus [Line Items]
Average Annual Return, Percent		5.12%			5.15%
Performance Inception Date	Nov. 07, 2023
WisdomTree Treasury Money Market Digital Fund | WisdomTree Treasury Money Market Digital Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.00%			3.02%
Performance Inception Date	Nov. 07, 2023
WisdomTree Treasury Money Market Digital Fund | WisdomTree Treasury Money Market Digital Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.00%			3.02%
Performance Inception Date	Nov. 07, 2023